Taxation	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Taxation
15.
TAXATION

Composition of income tax

The following table presents the composition of income tax expenses for the years ended December 31, 2023, 2024 and 2025:

	Year ended December 31,
	2023	2024
	RMB	RMB
Current income tax expenses (benefits)	850	(927)
Deferred income tax (benefits) expenses	(44,631)	48,185
Income tax (benefits) expenses	(43,781)	47,258

	Year ended December 31,
	2025
	RMB	US$
Current income tax (benefits) expenses
PRC	(3,279)	(469)
Hong Kong	4,959	709
Japan	17,667	2,526
Other	145	22
Total current tax expenses	19,492	2,788
Deferred income tax (benefits) expenses
PRC	(11,518)	(1,647)
Hong Kong	940	134
Other	(445)	(64)
Total deferred tax benefits	(11,023)	(1,577)
Total income tax (benefits) expenses
PRC	(14,797)	(2,116)
Hong Kong	5,899	843
Japan	17,667	2,526
Other	(300)	(42)
Total income tax expenses	8,469	1,211

a) Income taxes

Cayman Islands and BVI

Under the current laws of the Cayman Islands and BVI, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands and BVI withholding tax will be imposed.

Hong Kong, China

The Company’s subsidiaries in Hong Kong are subject to Hong Kong Profits Tax rate at 16.5% on the estimated assessable profit. For the year ended December 31, 2023, 2024 and 2025, the first HK$2 million of profits earned by one of the Company’s subsidiaries incorporated in Hong Kong is taxed at half the current tax rate (i.e. 8.25%) while the remaining profits will continue to be taxed at the existing 16.5% tax rate. There are no withholding taxes in Hong Kong on remittance of dividends.

Singapore

Subsidiaries in Singapore are subject to Singapore corporate income tax rate of 17%.

Japan

Kingsoft Japan is incorporated in Japan with paid-in capital in excess of Japanese Yen (“JPY”) 100 million and was subject to a national corporate income tax rate of 23.2% as of the years ended 31, 2022. In 2023, Kingsoft Japan reduced its paid-in capital to 90 million Japanese Yen, and is taxed at a tax rate of 15% on first JPY8 million and at 23.2% on the portion over JPY8 million as of the year ended 31, 2023, 2024 and 2025. Local income taxes, which are local inhabitant tax and enterprise tax, are also imposed on corporate income.

PRC

The Company’s subsidiaries in the PRC and the VIEs are subject to the statutory rate of 25%, unless otherwise specified, in accordance with the Enterprise Income Tax law (the “EIT Law”), which was effective since January 1, 2008.

As qualified High New Technology Enterprise (“HNTE”), Beijing Kingsoft Cheetah Technology Co., Ltd. is entitled to the preferential income tax rate of 15% from 2022 to 2027. Beijing OrionStar Technology Co., Ltd. is entitled to the preferential income tax rate of 15% from 2021 to 2026. Zhuhai Baoqu Technology Co., Ltd. is entitled to the preferential income tax rate of 15% from 2023 to 2025.

In accordance with the requirements of Cai Shui [2022] No. 19 and State Administration of Taxation Hengqin-Guangdong-Macao In-Depth Cooperation Zone Taxation Bureau Announcement [2023] No. 1, enterprises of qualified industries that met the operational substantive requirements located in Hengqin-Guangdong-Macao In-Depth Cooperation Zone, are subject to a tax rate of 15%. Zhuhai Baohaowan Technology Co., Ltd and Zhuhai Hainiao Technology Co. Ltd are entitled to the preferential income tax rate of 15% as they are qualified with the mentioned requirements.

Without the tax holidays and preferential tax, the Group’s income tax expenses would have decreased by RMB3,457, increased by RMB436 and increased by RMB6,792 (US$971) for the years ended December 31, 2023, 2024 and 2025, respectively. The impacts of the tax holidays and preferential tax rates were a decrease in the loss per share of RMB0.0023, increase RMB0.0003 and increase RMB0.0044 (US$0.0006), for the year ended December 31, 2023, 2024 and 2025, respectively.

Under the EIT Law, dividends paid by PRC enterprises out of profits earned post-2007 to non-PRC tax resident investors are subject to PRC dividend withholding tax of 10%. A lower withholding tax rate may be applied based on applicable tax treaties with certain jurisdictions.

(Loss) income before income taxes consists of:

	Year ended December 31,
	2023	2024
	RMB	RMB
PRC	(251,578)	(382,509)
Non-PRC	(386,072)	(171,819)
Total	(637,650)	(554,328)

	Year ended December 31,
	2025
	RMB	US$
PRC	(250,372)	(35,802)
Hong Kong	51,817	7,410
Singapore	(16,453)	(2,353)
Cayman Islands	(59,621)	(8,526)
Japan	48,387	6,920
Other	(441)	(63)
Total	(226,683)	(32,414)

The reconciliation of the differences between the statutory tax rate and the effective tax rate for the years ended December 31, 2024 and 2023 in accordance with the guidance prior to the adoption of ASU 2023-09 was as follows:

	Year ended December 31,
	2023	2024
	RMB	RMB
Loss before income tax	(637,650)	(554,328)
Income tax benefit computed at the PRC statutory tax rate of 25%	(159,413)	(138,582)
Effect of different tax rates in different jurisdictions	84,086	45,721
Effect of tax holiday and preferential tax rates	2,981	29,949
Research and development super-deduction	(8,749)	(10,073)
Non-taxable income(i)	(5,488)	(4,956)
Non-deductible expenses(ii)	21,538	9,330
Effect of change in tax rate	3,080	2,788
Outside basis difference on investment	(33,413)	(7,869)
Changes in uncertain tax position	(4,183)	(6,331)
Effect of goodwill impairment	—	22,934
Withholding tax and others	22,683	17,084
Changes in valuation allowance	33,097	87,263
Income tax (benefits) expenses	(43,781)	47,258

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, as described in Note 2, Newly adopted accounting standard updates, the reconciliation of the differences between the statutory tax rate and the effective tax rate for the year ended December 31, 2025 was as follows:

	Year ended December 31,
	2025
	RMB	US$	Percent
Loss before income tax	(226,683)	(32,414)
PRC statutory income tax rate	25%	25%
Income tax benefit computed at the PRC statutory tax rate of 25%	(56,669)	(8,101)	25.0%
Domestic tax effects
Effect of tax holiday and preferential tax rates	28,496	4,075	(12.6%)
Changes in Valuation Allowances	27,939	3,995	(12.3%)
Research and development super-deduction	(11,196)	(1,601)	4.9%
Non-taxable income(i)	(143)	(20)	0.1%
Non-deductible expenses(ii)	923	132	(0.4%)
Expiration of net operating losses	6,471	925	(2.9%)
PRC withholding tax	255	36	(0.1%)
Other	379	54	(0.2%)
Foreign tax effects
Cayman Islands
Statutory tax rate difference between PRC and other jurisdictions	14,905	2,131	(6.6%)
Other	(445)	(64)	0.2%
Hong Kong
Statutory tax rate difference between PRC and other jurisdictions	(4,404)	(630)	1.9%
Non-taxable income(i)	(3,575)	(511)	1.6%
Non-deductible expenses(ii)	380	54	(0.2%)
Changes in Valuation Allowances	(1,605)	(230)	0.7%
Withholding tax	2,534	363	(1.1%)
Other	(383)	(55)	0.2%
Singapore
Statutory tax rate difference between PRC and other jurisdictions	1,316	188	(0.6%)
Changes in Valuation Allowances	3,233	462	(1.4%)
Other	(436)	(62)	0.2%
Japan
Statutory tax rate difference between PRC and other jurisdictions	6,562	938	(2.9%)
Other	(992)	(142)	0.4%
Other foreign jurisdictions	255	36	(0.1%)
Worldwide changes in unrecognized tax benefits	(5,331)	(762)	2.4%
Income tax expense	8,469	1,211	(3.8%)

(i)
Non-taxable income mainly consists of gains on disposal of subsidiaries and long-term investments or upward fair value adjustment of long-term investments that are not subject to tax under the tax laws of different jurisdictions.
(ii)
Non-deductible expenses mainly consist of share-based compensation expenses, entertainments, disposal losses or impairment of long-term investments and other expenses that are not allowed to be deducted under the tax laws of different jurisdictions.

As of December 31, 2025, the Group had taxable losses of approximately RMB4,305,291 (US$615,648) primarily deriving from entities in the PRC, Hong Kong and Singapore, which can be carried forward per tax regulation to offset future net profit for income tax purposes. The PRC taxable loss RMB4,079,565 (US$583,370) will expire from 2026 to 2035 and Hong Kong, Singapore and others taxable loss RMB225,726 (US$32,278) can be carried forward without an expiration date.

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, as described in Note 2, Newly adopted accounting standard updates, cash paid for income taxes, net of refunds, amounted to RMB941 (US$135) in the PRC, RMB10,212 (US$1,460) in Japan and RMB579 (US$83) in other jurisdictions for the year ended December 31, 2025, totaling RMB11,732 (US$1,678). Cash paid for income taxes, net of refunds, during the years ended December 31, 2024 and 2023 was RMB2,688 and RMB1,752, respectively.

b) Deferred tax assets and liabilities

	As of December 31,
	2024	2025
	RMB	RMB	US$
Classification in the consolidated balance sheets:
Deferred tax assets	128,581	112,913	16,146
Deferred tax liabilities	43,046	21,711	3,105

The tax effects of significant temporary differences that give rise to the deferred tax balances as of December 31, 2024 and 2025 are as follows:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Deferred tax assets:
Tax losses carry forward	733,771	738,219	105,564
Equity investment loss	177,280	188,329	26,930
Allowance for credit losses	38,071	48,604	6,950
Intangible assets and accrued expenses	8,105	8,221	1,176
Share-based compensation	235	235	34
Other	50,846	36,624	5,237
Total deferred tax assets	1,008,308	1,020,232	145,891
Less: valuation allowance	(874,116)	(903,571)	(129,209)
Net deferred tax assets	134,192	116,661	16,682
Deferred tax liabilities:
Outside basis difference on investment	15,883	15,011	2,147
Equity method investment and unrealized gains	536	427	61
Right-of-use asset and others	5,075	3,320	475
Intangible assets acquired from business acquisition	27,163	6,701	958
Total deferred tax liabilities	48,657	25,459	3,641

Realization of the net deferred tax assets is dependent on factors including future reversals of existing taxable temporary differences and adequate future taxable income, exclusive of reversing deductible temporary differences and tax loss or credit carry forwards. The Group evaluates the potential realization of deferred tax assets on an entity-by-entity basis. As of December 31, 2024 and 2025, valuation allowances were provided against deferred tax assets in entities where it was determined it was more-likely-than-not that the benefits of the deferred tax assets will not be realized.

The following table sets forth the movement of the valuation allowances for deferred tax assets for the years presented:

	2024	2025
	RMB	RMB	US$
Balance at January 1	(786,853)	(874,116)	(124,997)
Additions	(127,852)	(71,837)	(10,273)
Decreases	40,589	42,382	6,061
Balance at December 31	(874,116)	(903,571)	(129,209)

c) Withholding income tax on dividends

Undistributed earnings of certain of the Company’s PRC subsidiaries amounted to approximately RMB830,060 and RMB908,915 (US$129,973) on December 31, 2024 and 2025, respectively. Those earnings are considered to be indefinitely reinvested; accordingly, no provision for PRC withholding tax has been provided thereon. Upon repatriation of those earnings in the form of dividends, the Group would be subject to PRC withholding tax at 10%. The PRC withholding tax rate could be reduced to 5% should the treaty benefit between Hong Kong and the PRC be applicable. As such, the amount of unrecognized deferred income tax liabilities is approximately ranging from RMB41,503 to RMB83,006 and RMB45,446 (US$6,499) to RMB90,892 (US$12,997) as of December 31, 2024 and 2025, respectively.

d) Unrecognized tax benefits

As of December 31, 2024 and 2025, the Group had unrecognized tax benefits of RMB163,120 and RMB155,534 (US$22,241), of which RMB10,959 and RMB9,706 (US$1,388), respectively, were deducted against the deferred tax assets on tax losses carry forward, and the remaining amounts of RMB152,161 and RMB145,828 (US$20,853), respectively were presented in the other non-current liabilities in the consolidated balance sheets. The Group’s unrecognized tax benefits for the years ended December 31, 2024 and 2025 were primarily related to the tax-deduction of share-based compensation expenses and disposal of long-term investments. As of December 31, 2024, and 2025, there were RMB152,161 and RMB145,828 (US$20,853) of unrecognized tax benefits that if recognized would impact the annual effective tax rate. A reconciliation of the beginning and ending amount of unrecognized tax benefit is as follows:

	2024	2025
	RMB	RMB	US$
Balance at January 1	168,416	163,120	23,326
Additions based on tax positions related to current year	467	1,166	166
Reversal based on tax positions related to prior years	(7,932)	(5,477)	(783)
Foreign exchange translation adjustments	2,169	(3,275)	(468)
Balance at December 31	163,120	155,534	22,241

The Group recognizes accrued interest related to unrecognized tax benefits in income tax expenses. As of December 31, 2024 and 2025, the Group had accrued interest of RMB3,585 and RMB1,313 (US$188) respectively. For the years ended December 31, 2023, 2024 and 2025, the Group reversed RMB847, RMB2,424, and RMB2,272 (US$325) in interest, respectively. The Group did not record any penalties related to unrecognized tax benefits.

As of December 31, 2025, the tax years ended December 31, 2020 through 2025 for the Group’s subsidiaries in the PRC and the VIEs are generally subject to examination by the PRC tax authorities. The tax years ended December 31, 2021 through 2025 for the Group’s subsidiary in the Singapore is generally subject to examination by the Singapore tax authorities. The tax years ended December 31, 2019 through 2025 for the Group’s subsidiaries in Hong Kong are generally subject to examination by the Hong Kong tax authorities.